Taxes - Reconciliation of the income tax expenses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Net income before income tax	$ 54,163,418	$ 26,425,817	$ 4,776,514
Statutory tax rate	35.00%	31.00%	32.00%
Income tax at statutory rate	$ 18,957,196	$ 8,192,003	$ 1,528,484
Effective tax rate reconciliation items:
Adjustment - IAS 12.41	1,946,269	1,194,065	247,358
Non-deductible expenses	448,433	387,407	29,649
Reversal of deferred tax recognized in prior years	0	0	245,508
Rate differential adjustment	(670,080)	(304,176)	14,974
Non-taxable income	(739,243)	(517,483)	(35,471)
Prior years' taxes	17,421	(90,860)	(31,121)
Foreign currency translation and exchange difference	(82,028)	(149,035)	59,852
Tax discounts and tax credit	(184,054)	(173,154)	(20,572)
Others	(71,057)	285,489	0
Effect of tax reform	(658,919)	(28,993)	0
Income tax calculated	$ 18,963,938	$ 8,795,263	$ 2,038,661
Effective tax rate	35.00%	33.30%	42.70%
Current	$ 16,801,363	$ 6,940,660	$ 2,583,832
Deferred	2,162,575	1,854,603	(545,171)
Income tax calculated	$ 18,963,938	$ 8,795,263	$ 2,038,661